N-2	Dec. 08, 2025
Cover [Abstract]
Entity Central Index Key	0002051511
Amendment Flag	true
Amendment Description	The purpose of this Post-Effective Amendment is to file the final and executed Agreement and Plan of Reorganization and the opinion of counsel regarding the tax consequences of the reorganization of the Oaktree Asset-Backed Income Private Placement Fund Inc. with and into the Oaktree Asset-Backed Income Fund Inc.The Registrant hereby incorporates by reference the Information Statement/Prospectus and Statement of Additional Information filed on December 3, 2025, pursuant to Rule 424 of the General Rules and Regulations of the Securities Act of 1933, as amended (File No. 333-289747)
Document Type	POS EX
Entity Registrant Name	OAKTREE ASSET-BACKED INCOME FUND INC.
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	855
Local Phone Number	777-8001
Entity Well-known Seasoned Issuer	No
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Contact Personnel Name	Brian F. Hurley, Esq.